United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22632

Prudential Short Duration High Yield Fund, Inc.
(Exact name of registrant as specified in charter)

655 Broad Street
17th Floor
Newark, NJ 07102
(Address of principal executive offices) (Zip code)

Jonathan D. Shain, Esquire
655 Broad Street
17th Floor
Newark, NJ 07102
(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-802-6469

Date of fiscal year end: May 31

Date of reporting period: 7/1/2015 through 6/30/2016

Item 1. Proxy Voting Record.

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.

FORM N-PX

ICA File Number:  811-22632

Registrant Name:  Prudential Short Duration High Yield Fund, Inc.

Reporting Period:  07/01/2015 - 06/30/2016

Prudential Short Duration High Yield Fund, Inc. - Sub-advisor: PGIM

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prudential Short Duration High Yield Fund, Inc.

By: Stuart S. Parker*
       Stuart S. Parker, President

* By: /s/ Jonathan D. Shain
           Attorney-in-Fact

Date: August 17, 2016

POWER OF ATTORNEY

The undersigned Directors, Trustees and Officers of the Prudential Investments Mutual Funds, the Target Funds and The Prudential Variable Contract Accounts 2, 10 and 11 (collectively, the “Funds”), hereby constitute, appoint and authorize each of, Andrew French, Claudia DiGiacomo, Deborah A. Docs, Raymond A. O’Hara, Amanda S. Ryan, and Jonathan D. Shain, as true and lawful agents and attorneys-in-fact, to sign, execute and deliver on his or her behalf in the appropriate capacities indicated, any Registration Statements of the Funds on the appropriate forms, any and all amendments thereto (including pre- and post-effective amendments), and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5, as appropriate, to file the same, with all exhibits thereto, with the U.S. Securities and Exchange Commission (the “SEC”) and the securities regulators of appropriate states and territories, and generally to do all such things in his or her name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933, section 16(a) of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, all related requirements of the SEC and all requirements of appropriate states and territories.  The undersigned do hereby give to said agents and attorneys-in-fact full power and authority to act in these premises, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting.  The undersigned do hereby approve, ratify and confirm all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof.

/s/ Ellen S. Alberding Ellen S. Alberding	/s/ Stuart S. Parker Stuart S. Parker
/s/ Kevin J. Bannon Kevin J. Bannon	/s/ M. Sadiq Peshimam M. Sadiq Peshimam
/s/ Scott E. Benjamin Scott E. Benjamin	/s/ Richard A. Redeker Richard A. Redeker
/s/ Linda W. Bynoe Linda W. Bynoe	/s/ Stephen Stoneburn Stephen Stoneburn
/s/ Keith F. Hartstein Keith F. Hartstein	/s/ Grace C. Torres Grace C. Torres
/s/ Michael S. Hyland Michael S. Hyland
Dated: September 16, 2015